Derivative financial instruments	12 Months Ended
Dec. 31, 2016
Derivative financial instruments
Derivative financial instruments

Note 5—Derivative financial instruments

The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

Due to the global nature of the Company’s operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company’s policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company’s policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposures, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

Various commodity products are used in the Company’s manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company’s policies require that the subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). Primarily swap contracts are used to manage the associated price risks of commodities.

Interest rate risk

The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with certain debt and generally such swaps are designated as fair value hedges. In addition, from time to time, the Company uses instruments such as interest rate swaps, interest rate futures, bond futures or forward rate agreements to manage interest rate risk arising from the Company’s balance sheet structure but does not designate such instruments as hedges.

Equity risk

The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options, indexed to the shares of the Company, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

Volume of derivative activity

In general, while the Company’s primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Foreign exchange and interest rate derivatives

The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at
Type of derivative	December 31,
($ in millions)	2016	2015	2014
Foreign exchange contracts	15,353	16,467	18,564
Embedded foreign exchange derivatives	2,162	2,966	3,013
Interest rate contracts	3,021	4,302	2,242

Derivative commodity contracts

The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company’s requirements in the various commodities:

		Total notional amounts at
		December 31,
Type of derivative	Unit	2016	2015	2014
Copper swaps	metric tonnes	47,425	48,903	46,520
Aluminum swaps	metric tonnes	4,650	5,455	3,846
Nickel swaps	metric tonnes	—	18	—
Lead swaps	metric tonnes	15,100	14,625	6,550
Zinc swaps	metric tonnes	150	225	200
Silver swaps	ounces	1,586,395	1,727,255	1,996,845
Crude oil swaps	barrels	121,000	133,500	128,000

Equity derivatives

At December 31, 2016, 2015 and 2014, the Company held 47 million, 55 million and 61 million cash-settled call options indexed to ABB Ltd shares (conversion ratio 5:1) with a total fair value of $23 million, $13 million and $33 million, respectively.

Cash flow hedges

As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in “Accumulated other comprehensive loss” and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

At December 31, 2016, 2015 and 2014, “Accumulated other comprehensive loss” included net unrealized losses of $1 million, $11 million and $21 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2016, net gains of $2 million are expected to be reclassified to earnings in 2017. At December 31, 2016, the longest maturity of a derivative classified as a cash flow hedge was 39 months.

In 2016, 2015 and 2014, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and the amount of ineffectiveness in cash flow hedge relationships directly recognized in earnings were not significant.

The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on “Accumulated other comprehensive loss” (OCI) and the Consolidated Income Statements were as follows:

	Gains (losses) recognized in OCI				Gains (losses) reclassified from
	on derivatives (effective portion)				OCI into income (effective portion)
($ in millions)	2016	2015	2014		2016	2015	2014
Type of derivative				Location

Foreign exchange contracts	2	(11)	(42)	Total revenues	(11)	(36)	(9)

				Total cost of sales	10	11	8

Commodity contracts	4	(9)	(7)	Total cost of sales	(2)	(10)	(3)

Cash-settled call options	15	(6)	(16)	SG&A expenses(1)	10	(4)	(6)

Total	21	(26)	(65)		7	(39)	(10)

(1)                 SG&A expenses represent “Selling, general and administrative expenses”.

The amounts in respect of gains (losses) recognized in income for hedge ineffectiveness and amounts excluded from effectiveness testing were not significant in 2016, 2015 and 2014.

Net derivative gains of $6 million and net derivative losses of $30 million and $9 million, net of tax, were reclassified from “Accumulated other comprehensive loss” to earnings during 2016, 2015 and 2014, respectively.

Fair value hedges

To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in the fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in “Interest and other finance expense”. Hedge ineffectiveness of instruments designated as fair value hedges in 2016, 2015 and 2014, was not significant.

The effect of Interest rate contracts, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

($ in millions)	2016	2015	2014
Gains (losses) recognized in Interest and other finance expense:

- on derivatives designated as fair value hedges	(28)	8	84

- on hedged item	30	(4)	(83)

Derivatives not designated in hedge relationships

Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships were as follows:

($ in millions)	Gains (losses) recognized in income
Type of derivative not designated as a hedge	Location	2016	2015	2014
Foreign exchange contracts	Total revenues	(206)	(216)	(533)

	Total cost of sales	(56)	16	19
	SG&A expenses(1)	8	13	2
	Non-order related research and
	development	(2)	(1)	—
	Other income (expense), net	22	—	—

	Interest and other finance expense	(34)	287	(260)

Embedded foreign exchange contracts	Total revenues	(5)	127	149

	Total cost of sales	(5)	(25)	(27)

	SG&A expenses(1)	(2)	(5)	—

Commodity contracts	Total cost of sales	42	(61)	(28)

Other	Interest and other finance expense	4	(1)	(1)

Total		(234)	134	(679)

(1)                 SG&A expenses represent “Selling, general and administrative expenses”.

The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2016
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:

Foreign exchange contracts	5	—	6	5
Commodity contracts	2	—	—	—
Interest rate contracts	2	62	—	—
Cash-settled call options	13	9	—	—

Total	22	71	6	5

Derivatives not designated as hedging instruments:

Foreign exchange contracts	169	29	257	77
Commodity contracts	29	2	6	1
Cross-currency interest rate swaps	—	2	—	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	58	21	35	18

Total	256	55	298	96

Total fair value	278	126	304	101

	December 31, 2015
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:

Foreign exchange contracts	15	10	8	16
Commodity contracts	—	—	3	—
Interest rate contracts	6	86	—	—
Cash-settled call options	8	5	—	—

Total	29	101	11	16

Derivatives not designated as hedging instruments:

Foreign exchange contracts	172	32	237	81
Commodity contracts	2	—	29	9
Cross-currency interest rate swaps	—	—	—	1
Embedded foreign exchange derivatives	94	53	41	27

Total	268	85	307	118

Total fair value	297	186	318	134

Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events.

Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2016 and 2015, have been presented on a gross basis.

The Company’s netting agreements and other similar arrangements allow net settlements under certain conditions. At December 31, 2016 and 2015, information related to these offsetting arrangements was as follows:

($ in millions)	December 31, 2016
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	325	(190)	—	—	135

Reverse repurchase
agreements	268	—	—	(268)	—

Total	593	(190)	—	(268)	135

($ in millions)	December 31, 2016
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	352	(190)	—	—	162

Total	352	(190)	—	—	162

($ in millions)	December 31, 2015
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	336	(215)	—	—	121

Reverse repurchase
agreements	224	—	—	(224)	—

Total	560	(215)	—	(224)	121

($ in millions)	December 31, 2015
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	384	(215)	(3)	—	166

Total	384	(215)	(3)	—	166